SEGMENT INFORMATION - Additional Information (Details) - customer	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [abstract]
Percentage of entity's revenue	99.93%
Number of customers contributing more than ten percent of revenue		0	0	0